Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Issued Capital		Subscription Receivable	Addition Paid-in Capital	Legal Reserve	Accumulated Other Comprehensive Income (Loss)	Deficit	Non-controlling Interests	Total
Balance at Dec. 31, 2016		$ 50,000		$ (50,000)	$ 7,364,778	$ 223,500	$ (7,136)	$ (2,993,731)	$ 46,658	$ 4,634,069
Balance, shares at Dec. 31, 2016	[1]	50,000,000
Statement Line Items [Line Items]
Currency translation adjustments							211,069			211,069
Capital distribution					(4,004,574)					(4,004,574)
Net (loss) income								1,140,488	10,086	1,150,574
Balance at Dec. 31, 2017		$ 50,000		(50,000)	3,360,204	223,500	203,933	(1,853,243)	56,744	$ 1,991,138
Balance, shares at Dec. 31, 2017		50,000,000	[1]							50,000,000
Statement Line Items [Line Items]
Currency translation adjustments							(110,859)			$ (110,859)
Net (loss) income								467,348	4,133	471,481
Balance at Jun. 30, 2018		$ 50,000		(50,000)	3,360,204	223,500	93,074	(1,385,895)	60,877	2,351,760
Balance, shares at Jun. 30, 2018		50,000,000
Balance at Dec. 31, 2017		$ 50,000		(50,000)	3,360,204	223,500	203,933	(1,853,243)	56,744	$ 1,991,138
Balance, shares at Dec. 31, 2017		50,000,000	[1]							50,000,000
Statement Line Items [Line Items]
Currency translation adjustments							5,345			$ 5,345
Capital distribution					(1,000,000)					(1,000,000)
Net (loss) income								172,921	3,108	176,029
Balance at Dec. 31, 2018		$ 50,000		(50,000)	2,360,204	223,500	209,278	(1,680,322)	59,852	$ 1,172,512
Balance, shares at Dec. 31, 2018		50,000,000	[1]							50,000,000
Statement Line Items [Line Items]
Currency translation adjustments							239,626			$ 239,626
Net (loss) income								(235,941)	2,003	(233,938)
Balance at Jun. 30, 2019		$ 50,000		$ (50,000)	$ 2,360,204	$ 223,500	$ 448,904	$ (1,916,263)	$ 61,855	$ 1,178,200
Balance, shares at Jun. 30, 2019		50,000,000	[1]							50,000,000

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance.